CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2008	$ 17,535	$ 30,683,264	$ (993,891)	$ (16,616,480)	$ 13,090,428
Balance, shares (in Shares) at Dec. 31, 2008	16,754,901
Stock-based compensation	1,283	532,336			533,619
Stock-based compensation, shares (in Shares)	1,282,699
Issuance of treasury stock pursuant to employee stock purchase plan and employee 401K deferrals		(67,371)	102,741		35,370
Issuance of treasury stock pursuant to employee stock purchase plan and employee 401K deferrals, shares (in Shares)	80,899
Purchase of common stock			(114,906)		(114,906)
Purchase of common stock, shares (in Shares)	(159,385)
Net income (loss) f				235,702	235,702
Balance at Dec. 31, 2009	18,818	31,148,229	(1,006,056)	(16,380,778)	13,780,213
Balance, shares (in Shares) at Dec. 31, 2009	17,959,114				17,959,114
Balance at Jan. 01, 2010
Stock-based compensation		103,078			103,078
Issuance of treasury stock pursuant to employee stock purchase plan and employee 401K deferrals		(36,358)	66,453		30,095
Issuance of treasury stock pursuant to employee stock purchase plan and employee 401K deferrals, shares (in Shares)	59,333
Purchase of common stock			(482,752)		(482,752)
Purchase of common stock, shares (in Shares)	(694,008)
Net income (loss) f				(208,557)	(208,557)
Balance at Dec. 31, 2010	$ 18,818	$ 31,214,949	$ (1,422,355)	$ (16,589,335)	$ 13,222,077
Balance, shares (in Shares) at Dec. 31, 2010	17,324,439				17,324,439